STOCKHOLDERS EQUITY (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Common Stock, Shares Authorized			200,000,000	200,000,000
Common Stock, Shares, Outstanding			185,520,582	180,913,582
Common Stock, Par or Stated Value Per Share			$ 0.001	$ 0.001
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture	$ 5,170
Stock Issued During Period, Value, New Issues	$ 5,000	$ 339,660
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			1,500,000	1,500,000
Preferred stock, shares outstanding			0	0
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			5,000,000	5,000,000
Preferred stock, shares outstanding			0	0
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			1,000,000	1,000,000
Preferred stock, shares outstanding			145,080	240,080
Share price			$ 1.00	$ 1.00
Executive Officers [Member]
Class of Stock [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture				14,000,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture				$ 1,987,200
Service Providers [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services				4,408,334
Stock Issued During Period, Value, Issued for Services				$ 538,568
Accredited Investors [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				1,750,000
Stock Issued During Period, Value, New Issues				$ 175,000
Conversion Of Series C Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities			3,000,000	5,922,903